Capital Stock (Narrative) (Details)	12 Months Ended
Dec. 31, 2016 USD ($) shares
Capital Stock 1 | shares	140,000
Capital Stock 2 | shares	140,000
Capital Stock 3	$ 0
Capital Stock 4	63,000
Capital Stock 5	$ 63,000
Capital Stock 6 | shares	150,000
Capital Stock 7 | shares	150,000
Capital Stock 8	$ 0
Capital Stock 9	62,000
Capital Stock 10	62,000
Capital Stock 11	195,000
Capital Stock 12	130,000
Capital Stock 13	193,000
Capital Stock 14	2,000
Capital Stock 15	320,000
Capital Stock 16	158,000
Capital Stock 17	11,000
Capital Stock 18	$ 0
Capital Stock 19 | shares	1,056,765
Capital Stock 20 | shares	1,056,765
Capital Stock 21	$ 0
Capital Stock 22	596,000
Capital Stock 23	$ 596,000